LEASES (Rent Expense Detail) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 26, 2019	Jun. 27, 2018	Jun. 28, 2017
Leases [Abstract]
Straight-lined minimum rent	$ 141.7	$ 111.1	$ 109.8
Contingent rent	3.3	3.2	3.8
Other	13.6	11.6	11.7
Total rent expenses	$ 158.6	$ 125.9	$ 125.3